Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax rates
Applicable tax rate	26.30%	26.40%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%
Solidarity surcharge	5.50%	5.50%	5.50%
Trade taxes	10.50%	10.60%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax	€ 7,220	€ 4,596	€ 5,600
Tax expense at applicable tax rate	1,901	1,212	1,478
Foreign tax rates	(166)	(171)	(131)
Non-deductible expenses	254	116	106
Tax exempt income	(282)	(131)	(54)
Withholding taxes	105	138	91
Research and development and foreign tax credits	(100)	(89)	(33)
Prior-year taxes	128	80	(17)
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	41	48	58
Other	57	23	13
Total income tax expense	€ 1,938	€ 1,226	€ 1,511
Effective tax rate (in %)	26.80%	26.70%	27.00%